CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (26,610,291)	$ (22,432,150)	$ (33,262,516)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	4,175,756	2,119,171	4,353,607
Depreciation and amortization	5,227,083	4,216,264	4,337,701
Impairment losses	4,962,756	1,684,668	81,870
Loss on disposal of property and equipment	1,205,853	951,933	389,744
Gain on the contribution of intangible assets to an affiliate	(6,000,000)
Equity in loss of an affiliate	5,491,484
Changes in operating assets and liabilities:
Accounts receivable	(230,254)	543,961	(411,129)
Amount due from related parties	(224,479)	356,090	(356,090)
Other receivables	1,125,938	1,782,226	3,153,303
Advances to suppliers and prepaid expenses	(516,950)	843,454	(639,940)
Merchandise inventories	3,580,255	3,998,614	6,193,787
Prepaid land use right			(6,234,620)
Other non-current assets	(563,774)	583,524	(393,629)
Accounts payable	(2,571,157)	(2,492,648)	(1,445,285)
Advances from customers	(1,094,995)	(164,059)	(1,378,387)
Accrued expenses	(1,668,397)	(3,580,741)	1,791,986
Amount due to related parties	88,292	547,478	(8,529)
Income tax payable		(17,368)	283,371
Other current liabilities	(1,467,010)	(254,229)	1,134,255
Deferred tax		323,911	2,701,243
Net cash used in operating activities	(15,089,890)	(10,989,901)	(19,709,258)
Cash flows from investing activities:
Purchase of property and equipment	(4,088,108)	(10,166,624)	(33,627,377)
Purchase of intangible assets	(109,616)	(640,506)	(540,494)
Proceeds from sale of property and equipment	843,149	246,580	195,777
Prepayment for the new equity investment		(5,000,000)
Purchase of short-term investments	(8,032,489)	(20,682,480)	(20,631,910)
Proceeds from sale of short-term investments	28,714,969	20,631,910	30,199,200
Net cash used in (provided by) investing activities	17,327,905	(15,611,120)	(24,404,804)
Cash flows from financing activities
Collection of note receivable from option exercise		9,325
Proceeds from short-term borrowings	18,715,385
Repayment of short-term borrowings	(17,075,205)
Repurchase of fraction shares during ADS conversion			(5)
Repurchase of treasury shares	(701,196)	(572,168)
Offering expenses refund			15,418
Net cash provided by (used in) financing activities	938,984	(562,843)	15,413
Effect of exchange rate changes	(731,641)	357,382	(1,815,758)
Net (decrease) increase in cash and cash equivalents	2,445,358	(26,806,482)	(45,914,407)
Cash and cash equivalents at beginning of year	13,291,063	40,097,545	86,011,952
Cash and cash equivalents at end of year	15,736,421	13,291,063	40,097,545
Supplemental disclosure of cash flow information
Income taxes paid		41,987	314,121
Non-cash investing and financing activities:
Payables for purchase of property and equipment	$ 4,180,100	$ 4,840,689	$ 4,009,951